BMW Vehicle Owner Trust 2010-A
Accrued Interest Date: 11/26/10			Collection Period Ending:		11/30/10
Current Payment Date: 12/27/10				Period:	8

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$807,017,816.96	$604,243,529.23	$581,146,953.37
Yield Supplement Overcollateralization	$31,823,968.20	$23,212,541.46	$22,227,696.61
Adjusted Pool Balance	$775,193,848.76	$581,030,987.77	$558,919,256.76
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes
Class A-1 Notes	$179,200,000.00	$-	$-
Class A-2 Notes	$239,000,000.00	$215,897,652.27	$193,785,921.26
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00
	$750,000,000.00	$547,697,652.27	$525,585,921.26

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables			$2,123,001.64
Servicer Advances			177,795.86
Servicer Advance Reimbursement			123,364.29
Administrative Purchase Payment			0.00
Warranty Purchase Payment			0.00
Recoveries			33,358.57
Investment Earnings on Trust Accounts
Interest from Reserve Account			147.87
Interest from Collection Account			2,250.91
Total Available Interest			$2,207,190.56
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal			$15,342,033.83
Receipts of Pre-Paid Principal			7,189,495.55
Liquidation Proceeds			355,698.72
Administrative Purchase Payment
Warranty Purchase Payment			0.00
Total Available Principal			$22,887,228.10

Advances from the Reserve Account			$0.00
Release from the Reserve Fund Account			$0.00

Total Available Funds:			$25,094,418.66

Distributions:
Servicing Fees			$503,536.27
Non-recoverable Servicer Advance Reimbursement			18,382.18
Noteholder's Accrued and Unpaid Interest			552,708.67
Priority Principal Distribution to Noteholder's			0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance			0.00
Regular Principal Distribution Amount to Noteholders			22,111,731.01
Owner Trustee and Indenture Trustee Fees			0.00
Certificateholder Distribution Account (any remaining payments)			1,908,060.53

Total Distributions			$25,094,418.66

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance			$604,243,529.23
Monthly Principal Received
Regular Principal Received			$15,342,033.83
Prepaid Principal Received			7,189,495.55
Liquidations			355,698.72
Principal Balance Allocable to Gross Charge-offs			209,347.76
Principal Portion of Repurchased Receivables			0.00
Total Monthly Principal Amounts			$23,096,575.86
Ending Receivable Principal Balance			$581,146,953.37

Distributions
Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		0.27929%	$0.00	0.00
Class A-2 Notes		0.68000%	$122,342.00	0.51
Class A-3 Notes		1.39000%	$294,216.67	1.16
Class A-4 Notes		2.10000%	$136,150.00	1.75
			$552,708.67

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$-	0.00	$-	0.00	0.00
Class A-2 Notes	$215,897,652.27	22,111,731.01	$193,785,921.26	92.52	0.81
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
Total	547,697,652.27	22,111,731.01	$525,585,921.26

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount			$23,212,541.46
Beginning Period Amount			23,212,541.46
Current Distribution Date Required Amount			22,227,696.61
Current Period Release			984,844.85
Ending Period Amount			22,227,696.61
Next Distribution Date Required Amount			$21,263,739.31

Reserve Account
Beginning Period Required Amount			$1,937,984.62
Beginning Period Amount			1,937,984.62
Net Investment Earnings			147.87
Current Period Deposit Amount Due			0.00

Reserve Fund Draw Amount			0.00
Ending Period Required Amount			1,937,984.62
Release to Depositor			147.87
Ending Period Amount			$1,937,984.62

Overcollateralization
Beginning Period Overcollateralization Amount			$33,333,335.50
Target Overcollateralization Amount			$33,333,335.50
Ending Period Over Collateralization Amount			$33,333,335.50
Current Period Release			$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	27,053	26,606
Weighted Average Remaining Term	43.33	42.47
Weighted Average Annual Percentage Rate	4.11%	4.10%

Delinquencies	Dollar Amount	Percentage
30-59 days	$4,092,771.55	0.70%
60-89 days	808,230.60	0.14%
90-119 days	219,922.23	0.04%
120+ days	398,989.18	0.07%

Total 30+ Days Past Due	$5,519,913.57	0.95%

Write-offs
Gross Principal Write-offs for Current Period		$211,711.26
Recoveries for Current Period		33,358.57
Net Write-Offs for Current Period		178,352.69
Cumulative Net Realized Losses		$1,292,204.59

Repossessions	Dollar	Units
Beginning Period Repossessed Receivables Balance	946,235.28	37
Ending Period Repossessed Receivables Balance	700,981.76	26
Principal Balance of 90+ Day Repossessed Vehicles	186,768.79	6